Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Undistributed earnings of foreign subsidiaries deemed permanently reinvested
U.S. federal income tax statutory rate	35.00%
U.S. income taxes
Undistributed earnings of foreign subsidiaries deemed permanently reinvested
Undistributed earnings of foreign subsidiaries deemed permanently reinvested	7
Venezuela
Undistributed earnings of foreign subsidiaries deemed permanently reinvested
Undistributed earnings of foreign subsidiaries deemed permanently reinvested	298
Foreign
Tax credit carryforward
Tax credit carryforward	126
California | Research
Tax credit carryforward
Tax credit carryforward	25